Stockholders' Deficit (Details 3) (Warrant [Member], USD $)			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 $ 0.06 [Member]	Sep. 30, 2012 $ 0.07 [Member]	Sep. 30, 2012 $ 0.08 [Member]	Sep. 30, 2012 $ 0.10 [Member]	Sep. 30, 2012 $ 0.12 [Member]	Sep. 30, 2012 $ 0.14 [Member]	Sep. 30, 2012 $ 0.15 [Member]	Sep. 30, 2012 $ 0.17 [Member]	Sep. 30, 2012 $ 0.18 [Member]	Sep. 30, 2012 $ 0.25 [Member]	Sep. 30, 2012 $ 0.30 [Member]
Schedule of options/warrants outstanding and exercisable
Options/Warrants Exercise price			$ 0.06	$ 0.07	$ 0.08	$ 0.10	$ 0.12	$ 0.14	$ 0.15	$ 0.17	$ 0.18	$ 0.25	$ 0.30
Options/Warrants outstanding	114,460,085	94,266,670	7,500,000	22,833,333	24,800,000	6,726,578	6,226,000	5,000,000	2,107,667	27,993,325	850,000	6,730,000	3,693,182
Options/Warrants exercisable	114,460,085		7,500,000	22,833,333	24,800,000	6,726,578	6,226,000	5,000,000	2,107,667	27,993,325	850,000	6,730,000	3,693,182
Options/Warrants Contractual Life			3 years 7 months 17 days	1 year 6 months 14 days	4 years 11 months 23 days	3 years 4 months 10 days	1 year 2 months 8 days	3 years 22 days	2 years 29 days	3 years 1 month 28 days	3 months 24 days	9 months 22 days	5 months 26 days
Weighted Average Exercise Price Outstanding			$ 0.06	$ 0.07	$ 0.08	$ 0.10	$ 0.12	$ 0.14	$ 0.15	$ 0.17	$ 0.18	$ 0.25	$ 0.30
Weighted Average Exercise Price Exercisable			$ 0.06	$ 0.07	$ 0.08	$ 0.10	$ 0.12	$ 0.14	$ 0.15	$ 0.17	$ 0.18	$ 0.25	$ 0.30